FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurement) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss | ¥		¥ 138,674
Total | ¥		138,674
USD [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss | $	$ 21,234
Total | $	21,234
Quoted prices in active markets (Level 1) [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss | ¥		138,674
Total | ¥		138,674
Quoted prices in active markets (Level 1) [Member] | USD [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss | $	21,234
Total | $	21,234
Significant observable inputs (Level 2) [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss | ¥
Total | ¥
Significant observable inputs (Level 2) [Member] | USD [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss | $
Total | $
Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss | ¥
Total | ¥
Significant unobservable inputs (Level 3) [Member] | USD [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss | $
Total | $